Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)		$ (5,842,749)	$ 209,911	$ 153,227
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Allowance/(Reversal) for credit losses			(861)	19,494
Depreciation of property and equipment and amortization of intangible assets		35,664	19,341	257
Amortization of right-of-use assets		59,435	43,408	35,417
Interest expense		213,151	13,422	3,578
Fair value changes of derivative liability		(346,729)
Issuance cost allocated to derivative liability		121,751
Consulting service fee settled by shares		1,451,182
Loss on extinguishment of debt	[1]	123,340
Loss on issuance of Series B convertible preferred shares		200,000
Gain on forgiveness of debt		(403,085)
Settlement fee related to a former employee		800,000
Changes in operating assets and liabilities
Accounts receivable		19,640	139,758	(114,571)
Contract assets			3,556	870
Deferred costs		75,757	(184,349)	(55,299)
Prepaid expenses and other current assets		492,510	(13,538)	2,999
Lease liabilities		(59,435)	(43,408)	(36,214)
Accounts payable		(340,175)	124,359	53,089
Contract liabilities		(107,304)	59,848	49,455
Accrued expenses and other current liabilities		(1,070,978)	22,771	79,252
Other non-current assets		(463,164)
Net cash provided by/(used in) operating activities		(5,041,189)	394,218	191,554
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment		(19,861)	(123,425)	(1,526)
Cash acquired in reverse recapitalization		1,955,450
Net cash (used in)/ provided by investing activity		1,935,589	(123,425)	(1,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				800,000
Repayment of bank overdrafts				(127,106)
Issuance of Series A convertible preferred shares		5,500,000
Proceeds/(Repayment) of notes payable		(22,776)	(208,467)	35,072
Repayments of long-term borrowings		(25,560)	(84,196)	(119,594)
Proceeds on issuance of convertible note, net of transaction costs		1,192,450
Loans provided by a related party				111,690
Repayment to a related party				(143,602)
Payment for deferred offering cost		(257,844)	(124,542)
Payment for warrant settlement		(1,071,025)
Net cash provided by/ (used in) financing activities		5,315,245	(417,205)	556,460
Effect of exchange rate changes		125,014	96,313	(60,531)
Net increase/ (decrease) in cash and restricted cash		2,334,659	(50,099)	685,957
Cash and restricted cash, at beginning of year		1,183,931	1,234,030	548,073
Cash and restricted cash, at end of year		3,518,590	1,183,931	1,234,030
RECONCILIATION OF CASH AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET
Cash		2,865,872	575,111	684,497
Restricted cash		652,718	608,820	549,533
Total cash and restricted cash		3,518,590	1,183,931	1,234,030
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid		4,420
Interest paid		18,146	14,983	21,004
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION:
Lease liability arising from obtaining right-of-use asset		178,137	191,619
The amount due to a related party reduced as it is no longer identified as a related party			377,317
Payment of professional fees by a related party				355,450
Ordinary shares issued in exchange and prepaid for services provided		4,007,447
Issuance of shares for the reverse acquisition		942,224
Issuance of Series B Preferred Shares in exchange for ARC’s payment of settlement fees related to a former employee		$ 800,000

[1]	The conversion of convertible notes was accounted for as an extinguishment of debt under ASC 470-50. A loss on extinguishment of convertible notes was recognized, representing the difference between the fair value of ordinary shares issued upon conversion and the net carrying amount of the convertible notes immediately before conversion. (Note 8).